Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Assets held under capital leases, gross value	$ 4,949	$ 922	$ 0
Assets held under capital leases, accumulated depreciation	546	70	0
Capital lease obligations, assets held under capital lease	4,174	493
Depreciation expense, including impairments	9,797	8,984	$ 8,083
Government grant, related to certain capital expenditures	0	1,565
Credit Facility | Property and Equipment
Property, Plant and Equipment [Line Items]
Assets pledged as collateral	$ 18,491	$ 14,786